Risk Information - Liquidity reserve (Details) - Liquidity risk - SEK SEK in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit facility, granted by the government	SEK 125.0
Maturity term of revolving borrowing capacity	1 year
Maturity term of swingline facility under the revolving borrowing capacity	1 year
Period of monitoring the liquidity coverage ratio	30 days
Period of cashflow forecast	1 year
Period of estimated net stable funding ratio	1 year
Liquidity reserve	SEK 13.5
Credit facility with the Swedish National Debt Office
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit facility, granted by the government	125.0	SEK 125.0
Securities issued or guaranteed by municipalities or other public entities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	10.5
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	2.0
Balances with other banks and National Debt Office
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	1.0
SKR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	3.3
SKR | Securities issued or guaranteed by municipalities or other public entities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	2.0
SKR | Securities issued or guaranteed by sovereigns, central banks or multilateral development banks
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	1.3
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	3.1
EUR | Securities issued or guaranteed by municipalities or other public entities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	2.5
EUR | Balances with other banks and National Debt Office
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	0.6
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	6.9
USD | Securities issued or guaranteed by municipalities or other public entities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	6.0
USD | Securities issued or guaranteed by sovereigns, central banks or multilateral development banks
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	0.5
USD | Balances with other banks and National Debt Office
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	0.4
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	0.2
Other | Securities issued or guaranteed by sovereigns, central banks or multilateral development banks
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	SEK 0.2